Related-Party Transactions (Amounts Payable To (Receivable From) Members In Lieu Of Income Taxes) (Details) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Federal income taxes receivable	$ (29)	$ (180)	$ (23)
Texas margin taxes payable	12	24	23
Net payable (receivable)	(17)	(156)
EFH Corp [Member]
Related Party Transaction [Line Items]
Federal income taxes receivable	(23)	(144)	(18)
Texas margin taxes payable	12	24	23
Net payable (receivable)	(11)	(120)	5
Texas Transmission and Investment LLC [Member]
Related Party Transaction [Line Items]
Federal income taxes receivable	(6)	(36)	(5)
Net payable (receivable)	$ (6)	$ (36)	$ (5)